Business Combination	12 Months Ended
Dec. 31, 2019
Diamond eagle acquisition
Business Acquisition [Line Items]
Business Combination

9.           Business Combination

On December 22, 2019, the Company entered into a business combination agreement (the “Business Combination Agreement”) with DraftKings Inc., a Delaware corporation (“DK”), SBTech (Global) Limited, a company limited by shares, incorporated in Gibraltar and continued as a company under the Isle of Man Companies Act 2006, with registration number 014119V (“SBT”), the shareholders of SBT (the “SBT Sellers”), Shalom Meckenzie, in his capacity as the SBT Sellers’ Representative, DEAC NV Merger Corp., a Nevada corporation and a wholly-owned subsidiary of the Company (“DEAC Nevada”) and DEAC Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), pursuant to which (i) the Company will change its jurisdiction of incorporation to Nevada by merging with and into DEAC Nevada, with DEAC Nevada surviving the merger (the “reincorporation”), (ii) Merger Sub will merge with and into DK with DK surviving the merger (the “DK Merger”), and (iii) immediately following the DK Merger, New DraftKings (as defined below) will acquire all of the issued and outstanding share capital of SBT. Upon consummation of the transactions contemplated by the Business Combination Agreement, DraftKings and SBT will become wholly owned subsidiaries of DEAC Nevada, which will be renamed “DraftKings Inc.” and is referred to herein as “New DraftKings” both as of the time of the reincorporation and following such name change.

DK is a digital sports entertainment and gaming company. DK provides users with daily fantasy sports, sports betting and iGaming opportunities. SBT’s principal business activities involve the design and development of sports betting and casino gaming platform software for online and retail sportsbook and casino gaming products.

The aggregate value of the consideration to be paid to DK and SBT shareholders in the Business Combination is approximately $2.7 billion, of which (A) approximately $2.055 billion will be paid to (i) the current equityholders of DK (the “DK Sellers”) in the form of shares of Class A common stock of New DraftKings (“New DraftKings Class A common stock”), valued at the redemption price for the Company’s public shares in the Business Combination, plus in the case of Jason Robins, such additional number of shares of Class B common stock of New DraftKings (“New DraftKings Class B common stock”) such that as of immediately following the completion of the Business Combination, Mr. Robins shall have approximately ninety percent (90%) of the voting power of the capital stock of New DraftKings on a fully-diluted basis, and (ii) holders of vested in-the-money options and warrants exercisable for DK equity in the form of newly issued options and warrants of New DraftKings exercisable for New DraftKings Class A common stock, and (B) approximately €590 million will be paid to the SBT Sellers and holders of vested options exercisable for equity of SBT, consisting of (i) €180 million in cash, subject to customary net debt and working capital adjustments as well as certain other specified items (the “Cash Consideration”) payable in respect of the ordinary shares of SBT and 30% of the in-the-money vested options of SBT and (ii) approximately €410 million in shares of New DraftKings Class A common stock, valued at the redemption price for the Company’s public shares in the Business Combination, and in the form of newly issued in-the-money vested options of New DraftKings exercisable for New DraftKings Class A common stock. Outstanding unvested options exercisable for DK or SBT equity (other than cashed-out options of SBT, for which the holders will receive a portion of the Cash Consideration for such options) will be converted into options exercisable for shares of New DraftKings Class A common stock. After the execution of the BCA, DK granted restricted stock units to certain of its employees, which will be converted into restricted stock units denominated in New DraftKings Class A common stock. The Cash Consideration will come from the following sources: (1) proceeds available from the Company’s Trust Account, after giving effect to any and all redemptions; and (2) proceeds from private placements of shares of the Company’s Class A common stock to certain institutional investors to occur immediately prior to the closing of the Business Combination, of which the Company currently has commitments for $304.7 million of proceeds.

Additional information regarding DK, SBT and the Business Combination is available in the proxy statement/prospectus initially filed by DEAC Nevada with the SEC on January 6, 2020.